Nasdaq Deficiency Notice (Details Narrative) - $ / shares	Nov. 29, 2022	Nov. 25, 2022	Jun. 02, 2022
Nasdaq Deficiency Notice
Shares issued price per share	$ 1.00	$ 1.00	$ 1.00